Share Purchase Warrants and Stock Options - Schedule of Share Purchase Warrants Outstanding (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023		Dec. 31, 2022
Schedule of Share Purchase Warrants Outstanding [Line Items]
Number of warrants	166,444	156,305		52,400
Warrant Expiry Date [Member]
Schedule of Share Purchase Warrants Outstanding [Line Items]
Number of warrants	800
Exercise price	$ 62.5
Issuance Date	Dec. 14, 2021
Expiry date	Dec. 14, 2024
Remaining life	2 months 15 days
Warrant Expiry Date One [Member]
Schedule of Share Purchase Warrants Outstanding [Line Items]
Number of warrants	1,600
Exercise price	$ 62.5
Issuance Date	Dec. 14, 2021
Expiry date	Dec. 14, 2024
Remaining life	2 months 15 days
Warrant Expiry Date Two [Member]
Schedule of Share Purchase Warrants Outstanding [Line Items]
Number of warrants	50,000
Exercise price	$ 25	$ 62.5
Issuance Date	Nov. 18, 2022	Dec. 14, 2021
Expiry date	Nov. 18, 2027	Dec. 14, 2024
Remaining life	3 years 1 month 17 days	11 months 15 days
Warrant Expiry Date Three [Member]
Schedule of Share Purchase Warrants Outstanding [Line Items]
Number of warrants	28,000
Exercise price	$ 37.5	$ 62.5
Issuance Date	Sep. 25, 2023	Dec. 14, 2021
Expiry date	Sep. 25, 2028	Dec. 14, 2024
Remaining life	3 years 11 months 26 days	11 months 15 days
Warrant Expiry Date Four [Member]
Schedule of Share Purchase Warrants Outstanding [Line Items]
Number of warrants	18,000
Exercise price	$ 37.5	$ 25
Issuance Date	Sep. 25, 2023	Nov. 18, 2022
Expiry date	Sep. 25, 2028	Nov. 18, 2027
Remaining life	3 years 11 months 26 days	3 years 10 months 17 days
Warrant Expiry Date Five [Member]
Schedule of Share Purchase Warrants Outstanding [Line Items]
Number of warrants	2,800
Exercise price	$ 37.5	$ 37.5
Issuance Date	Sep. 25, 2023	Sep. 25, 2023
Expiry date	Sep. 25, 2028	Sep. 25, 2028
Remaining life	3 years 11 months 26 days	4 years 8 months 26 days
Warrant Expiry Date Six [Member]
Schedule of Share Purchase Warrants Outstanding [Line Items]
Number of warrants	3,416
Exercise price	$ 37.5	$ 37.5
Issuance Date	Sep. 25, 2023	Sep. 25, 2023
Expiry date	Sep. 25, 2028	Sep. 25, 2028
Remaining life	3 years 11 months 26 days	4 years 8 months 26 days
Warrant Expiry Date Seven [Member]
Schedule of Share Purchase Warrants Outstanding [Line Items]
Number of warrants	4,267
Exercise price	$ 31.25	$ 37.5
Issuance Date	Dec. 07, 2023	Sep. 25, 2023
Expiry date	Dec. 07, 2028	Sep. 25, 2028
Remaining life	4 years 2 months 8 days	4 years 8 months 26 days
Warrant Expiry Date Eight [Member]
Schedule of Share Purchase Warrants Outstanding [Line Items]
Number of warrants	563
Exercise price	$ 31.25	$ 37.5
Issuance Date	Dec. 07, 2023	Sep. 25, 2023
Expiry date	Dec. 07, 2028	Sep. 25, 2028
Remaining life	4 years 2 months 8 days	4 years 8 months 26 days
Warrant Expiry Date Nine [Member]
Schedule of Share Purchase Warrants Outstanding [Line Items]
Number of warrants	2,133
Exercise price	$ 31.25	$ 31.25
Issuance Date	Dec. 11, 2023	Dec. 07, 2023
Expiry date	Dec. 11, 2028	Dec. 07, 2028
Remaining life	4 years 2 months 12 days	4 years 11 months 8 days
Warrant Expiry Date Ten [Member]
Schedule of Share Purchase Warrants Outstanding [Line Items]
Number of warrants	282
Exercise price	$ 31.25	$ 0.25
Issuance Date	Dec. 11, 2023	Dec. 07, 2023
Expiry date	Dec. 11, 2028		[1]
Remaining life	4 years 2 months 12 days		[1]
Warrant Expiry Date Eleven [Member]
Schedule of Share Purchase Warrants Outstanding [Line Items]
Number of warrants	3,360
Exercise price	$ 31.25	$ 31.25
Issuance Date	Jan. 11, 2024	Dec. 07, 2023
Expiry date	Jan. 11, 2029	Dec. 07, 2028
Remaining life	4 years 3 months 10 days	4 years 11 months 8 days
Warrant Expiry Date Twelve [Member]
Schedule of Share Purchase Warrants Outstanding [Line Items]
Number of warrants	443
Exercise price	$ 31.25	$ 31.25
Issuance Date	Jan. 11, 2024	Dec. 11, 2023
Expiry date	Jan. 11, 2029	Dec. 11, 2028
Remaining life	4 years 3 months 10 days	4 years 11 months 12 days
Warrant Expiry Date Thirteen [Member]
Schedule of Share Purchase Warrants Outstanding [Line Items]
Number of warrants	10,800
Exercise price	$ 13.9	$ 0.25
Issuance Date	May 09, 2024	Dec. 11, 2023
Expiry date	May 09, 2029		[1]
Remaining life	4 years 7 months 9 days		[1]
Warrant Expiry Date Fourteen [Member]
Schedule of Share Purchase Warrants Outstanding [Line Items]
Number of warrants	22,000
Exercise price	$ 10	$ 31.25
Issuance Date	May 16, 2024	Dec. 11, 2023
Expiry date	May 16, 2029	Dec. 11, 2028
Remaining life	4 years 7 months 17 days	4 years 11 months 12 days
Warrant Expiry Date Fifteen [Member]
Schedule of Share Purchase Warrants Outstanding [Line Items]
Number of warrants	16,240
Exercise price	$ 12.5
Issuance Date	May 23, 2024
Expiry date	May 23, 2029
Remaining life	4 years 7 months 24 days
Warrant Expiry Date Sixteen [Member]
Schedule of Share Purchase Warrants Outstanding [Line Items]
Number of warrants	1,740
Exercise price	$ 11.275
Issuance Date	May 24, 2024
Expiry date	May 24, 2029
Remaining life	4 years 7 months 24 days

[1]	These warrants expire five years from the date of a triggering event as defined in the terms of the agreements discussed in Note 8, Convertible Debentures.